LK Balanced Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 70.8%	Shares	Value
Communication Services - 4.0%
Alphabet - Class C	4,000	$624,920
Walt Disney	5,000	493,500
		1,118,420

Consumer Discretionary - 4.4%
Asbury Automotive Group, Inc. (a)	2,500	552,100
LKQ	12,200	518,988
MarineMax (a)	7,910	170,065
		1,241,153

Consumer Staples - 2.6%
Crimson Wine Group (a)	26,090	150,278
Hershey	3,300	564,399
		714,677

Energy - 11.6%
Chevron	4,000	669,160
Civitas Resources	10,000	348,900
Phillips 66	6,300	777,924
Texas Pacific Land	1,100	1,457,489
		3,253,473

Financials - 22.5%
Aflac	8,000	889,520
Arthur J. Gallagher	3,500	1,208,340
Berkshire Hathaway - Class B (a)	3,500	1,864,030
Brookfield Asset Management	5,250	254,363
Brookfield Corp.	4,500	235,845
Cullen/Frost Bankers	5,000	626,000
Fifth Third Bancorp	18,000	705,600
Nelnet, Inc. - Class A	4,500	499,185
		6,282,883

Health Care - 14.7%
Bruker Corp.	10,000	417,400
Charles River Laboratories International (a)	2,600	391,352
Elevance Health	1,000	434,960
Enovis Corp. (a)	5,000	191,050
HCA Healthcare, Inc.	2,200	760,210
Johnson & Johnson	4,500	746,280
Pfizer	15,000	380,100
Thermo Fisher Scientific	1,600	796,160
		4,117,512

Industrials - 5.3%
Canadian Pacific Kansas City	8,000	561,680
Lincoln Electric Holdings	3,100	586,396
MSC Industrial Direct Co. - Class A	1,820	141,359
Sky Harbour Group Corp. (a)	15,000	195,150
		1,484,585

Information Technology - 4.7%
Keysight Technologies (a)	1,700	254,609
Microsoft	2,850	1,069,862
		1,324,471

Materials - 1.0%
Vulcan Materials	1,200	279,960
TOTAL COMMON STOCKS (Cost $8,997,873)		19,817,134

CORPORATE BONDS - 16.2%	Par	Value
Communication Services - 1.1%
TWDC Enterprises 18, 3.00%, 02/13/2026	325,000	321,026

Consumer Discretionary - 4.6%
Genuine Parts Co., 6.50%, 11/01/2028	500,000	527,792
Lowe's Companies, 3.38%, 09/15/2025	500,000	497,278
Newell Brands, 3.90%, 11/01/2025	250,000	248,971
		1,274,041

Consumer Staples - 1.8%
Flowers Foods, Inc., 3.50%, 10/01/2026	500,000	490,746

Financials - 5.3%
Charles Schwab, 5.38% to 06/01/2025 then 5 yr. CMT Rate + 4.97%, Perpetual	500,000	499,232
Old Republic International, 3.88%, 08/26/2026	500,000	494,390
Prudential Financial, 5.13% to 02/28/2032 then 5 yr. CMT Rate + 3.16%, 03/01/2052	500,000	476,009
		1,469,631

Health Care - 1.7%
Laboratory Corporation of America Holdings, 1.55%, 06/01/2026	500,000	483,062

Industrials - 1.7%
Boeing, 2.20%, 02/04/2026	500,000	489,252
TOTAL CORPORATE BONDS (Cost $4,549,441)		4,527,758

U.S. GOVERNMENT AGENCY ISSUES - 5.3%	Par	Value
Federal Home Loan Bank, 5.00%, 01/26/2034	500,000	495,204
Federal Home Loan Banks, 4.75%, 02/21/2030 (b)	500,000	499,934
Federal Home Loan Mortgage Corp, 5.63%, 05/15/2034 (b)	500,000	500,612
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,500,000)		1,495,750

U.S. TREASURY SECURITIES - 5.3%	Par	Value
United States Treasury Note/Bond
2.75%, 05/15/2025	500,000	499,078
3.13%, 08/15/2025	500,000	497,903
2.25%, 11/15/2025	500,000	494,307
TOTAL U.S. TREASURY SECURITIES (Cost $1,489,664)		1,491,288

SHORT-TERM INVESTMENTS - 2.2%		Value
Money Market Funds - 2.2%	Shares
First American Government Obligations - Class Z, 4.23% (c)	606,653	606,653
TOTAL SHORT-TERM INVESTMENTS (Cost $606,653)		606,653

TOTAL INVESTMENTS - 99.8% (Cost $17,143,631)		27,938,583
Other Assets in Excess of Liabilities - 0.2%		44,796
TOTAL NET ASSETS - 100.0%		$27,983,379
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury

(a)	Non-income producing security.
(b)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

LK Balanced Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$19,817,134	$–	$–	$19,817,134
Corporate Bonds	–	4,527,758	–	4,527,758
U.S. Government Agency Issues	–	1,495,750	–	1,495,750
U.S. Treasury Securities	–	1,491,288	–	1,491,288
Money Market Funds	606,653	–	–	606,653
Total Investments	$20,423,787	$7,514,796	$–	$27,938,583

Refer to the Schedule of Investments for further disaggregation of investment categories.